Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 16 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

COVID-19

In January 2020, the World Health Organization declared the COVID-19 virus an international pandemic. The virus spread throughout the world with unfavourable stock market condition during the beginning of March 2020. During March 2020, multiple countries went into a national enforced shutdown. These lockdowns put significant strain on the world economy and on companies worldwide. The Company has taken measures to control costs and is emphasizing its medical and property management business given these conditions. A majority of the Company’s business is derived from Singapore. The spread of COVID-19 did not have any material impact on the Company’s business during the years ended December 31, 2022 and 2021. The Singapore and Chinese governments have removed all the COVID-19 restrictions starting from February 2023. All the businesses in Singapore, China and international transportations are opened up freely. During the year ended December 31, 2023, with the end of the COVID-19 pandemic, people's work mode has changed from work from home during the pandemic to work at office, thus reducing the demand for office equipment such as printers, which had an impact on the Company’s business.

Inflation

Inflationary factors, such as increases in personnel and overhead costs, could impair the Company’s operating results. Although the Company does not believe that inflation has had a material impact on the Company’s financial position or results of operations to date, a high rate of inflation in the future may have an adverse effect on the Company’s ability to maintain current levels of gross margin and operating expenses as a percentage of sales revenue if the revenues do not increase with such increased costs.